SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2025 CNY (¥) segment item	Dec. 31, 2025 USD ($) segment item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Accounting Policies
Net loss		¥ 943,692	$ 134,946	¥ 1,979,042	¥ 2,183,647
Accumulated deficit		15,247,868		14,291,957		$ 2,180,416
Cash and cash equivalents, restricted cash and short term investments		¥ 6,117,237		2,730,101	2,489,481	$ 874,754	$ 390,399	¥ 3,533,726
Closing foreign exchange rate of CNY per US$1.00		6.9931				6.9931
Proceeds from loans due to related parties		¥ 350,000	50,049	2,000,914	900,000
Disposal of property and equipment		115,294	16,487	263	12,310
Cash Consideration Paid			$ 0	2,770	12,070
Fair value of equity interests		¥ 0		¥ 0	30,273	$ 0
Percentage of equity interests investment	49.00%
Number of operating segments | segment		1	1
Number of reporting units | item		2	2	2
Advertising expenses		¥ 6,409	$ 917	¥ 4,691	9,114
Employee benefit expenses		464,752	66,459	433,805	¥ 389,146
Gain on structured deposits		422
Non-recurring
Accounting Policies
Long - lived assets in public cloud asset group				¥ 4,894,018
VIEs and VIEs' subsidiaries
Accounting Policies
Capital contribution provided		80,789	11,553
Loan amount provided		2,636,656	377,037
Amount of loan repaid		100,000	14,300
Proceeds from loans due to related parties		50,000	7,150
Loan interest		157,744	22,557
Proceeds for services provided		¥ 33,129	$ 4,737